Variable interest entities	12 Months Ended
Dec. 31, 2011
Variable interest entities [Abstract]
Variable interest entities

28    Variable interest entities

The Company leases equipment from certain trusts, which have been determined to be variable interest entities financed by a combination of debt and equity provided by unrelated third parties. The lease agreements, which are classified as operating leases, have a fixed price purchase option which create the Company’s variable interest and result in the trusts being considered variable interest entities. These fixed price purchase options are set at the estimated fair market value as determined at the inception of the lease and could provide the Company with potential gains. These options are considered variable interests, however, they are not expected to provide a significant benefit to the Company.

Responsibility for maintaining and operating the leased assets according to specific contractual obligations outlined in the terms of the lease agreements and industry standards is the Company’s. The rigor of the contractual terms of the lease agreements and industry standards are such that the Company has limited discretion over the maintenance activities associated with these assets. As such the Company concluded these terms do not provide the Company with the power to direct the activities of the variable interest entities in a way that has a significant impact on the entities’ economic performance.

The financial exposure to the Company as a result of its involvement with the variable interest entities is equal to the fixed lease payments due to the trusts. In 2011, lease payments after tax were $8 million. Future minimum lease payments, before tax, of $226 million will be payable over the next 19 years (Note 29).

The Company does not guarantee the residual value of the assets to the lessor, however, it must deliver to the lessor the assets in good operating condition, subject to normal wear and tear, at the end of the lease term.

As the Company’s actions and decisions do not significantly affect the variable interest entities’ performance, and the Company’s fixed purchase price option is not considered to be potentially significant to the variable interest entities, the Company is not considered to be the primary beneficiary, and does not consolidate these variable interest entities. As the leases are considered to be operating leases, the Company does not recognize any balances in the Consolidated Balance Sheets in relation to the variable interest entities.